Summary of Restricted Stock Unit Activity (Detail) (Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units
Restricted Stock Units
Outstanding at December 31, 2013	401
Granted	397
Vested	(124)
Forfeited and expired	(320)
Outstanding at December 31, 2014	354
Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2013	$ 23.45
Granted	$ 32.16
Vested	$ 26.76
Forfeited and expired	$ 27.03
Outstanding at December 31, 2014	$ 28.81